Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	$ 37,713	$ 37,028
Additions	1,066	951
Conversion adjustments	243	(266)
Balance at end of year	39,022	37,713
Land [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	1,316	1,291
Additions	119	20
Reclassifications
Conversion adjustments	(4)	5
Balance at end of year	1,431	1,316
Buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	5,440	5,138
Additions	14	323
Reclassifications		94
Conversion adjustments	(44)	(115)
Balance at end of year	5,410	5,440
Machinery and equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	29,637	28,926
Additions	569	525
Reclassifications		334
Conversion adjustments	(12)	(148)
Balance at end of year	30,194	29,637
Transportation equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	161	161
Additions	1
Balance at end of year	162	161
Furniture, mixtures and computer equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	144	141
Additions	5
Conversion adjustments		3
Balance at end of year	149	144
Constructions and machinery in-progress [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	1,015	1,371
Additions	358	83
Reclassifications		(428)
Conversion adjustments	303	(11)
Balance at end of year	$ 1,676	$ 1,015